CERTAIN TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1	Jul. 27, 2015
BusinessCombinationConsiderationTransferredAbstract
Acquisition Cash Consideration	$ 33,400
Price Per Share Transferred	$ 50.50
Discount Rate Description	7% to 11%
Goodwill Impairment Charge	$ 900	$ 0	$ 0
Japanese Venture [Member]
BusinessCombinationConsiderationTransferredAbstract
Net Assets Acquired	1,800
Nu Pathe [Member]
Business Acquisition [Line Items]
Business Acquisition Cost O fAcquired Entity Purchase Price	163
potential additional payments of purchase price	106
BusinessCombinationConsiderationTransferredAbstract
Contingent Payment	130
LabrysBiologics1 [Member]
Business Acquisition [Line Items]
Business Combination Contingent Consideration Liability Fair Value	251
potential additional payments of purchase price	625
Rimsa [Member]
BusinessCombinationConsiderationTransferredAbstract
Ppa Ajustment	707
Goodwill Impairment Charge	900
Carrying Value Reporting Unit	$ 1,100
Actavis [Member]
BusinessCombinationConsiderationTransferredAbstract
Shares issued as consideration for the acquisition	100.3
Purchase Price Allocated To Developed Products	$ 8,600
Purchase Price Allocated To Iprd	5,000
Correction To Amortization	263
Acquired Businesses Contribution Revenues	2,300
Contribution From Generic Segment	1,995
Contribution From Other Segments	350
Ppa Ajustment	538
Auspex [Member]
BusinessCombinationConsiderationTransferredAbstract
Cash Consideration Payable	223
Immuneering Corporation And Microchips BiotechInc [Member]
BusinessCombinationConsiderationTransferredAbstract
Acquisition Cash Consideration		$ 102
Ninlaro [Member]
BusinessCombinationConsiderationTransferredAbstract
Upfrontp Pyment	150
Additional Considerations	150
Attenukine [Member]
BusinessCombinationConsiderationTransferredAbstract
Upfrontp Pyment	30
Additional Considerations	280
Xenon. [Member]
BusinessCombinationConsiderationTransferredAbstract
Upfrontp Pyment	$ 41